SEGMENT REPORTING (Tables)	12 Months Ended
Sep. 30, 2020
SEGMENT REPORTING
Schedule of segment information

The following table presents segment information for years ended September 30, 2020, 2019 and 2018, respectively:

	For the year ended September 30, 2020
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$32,602,384	$701,701	$16,729,115	$50,033,200
Cost of revenue	25,004,712	304,670	17,184,665	42,494,047
Gross profit	$7,597,672	$397,031	$(455,550)	$7,539,153
Depreciation and amortization	$886,322	$38,792	$180,473	$1,105,587
Capital expenditures	$377,953	$33,914	$37,898	$449,765

	For the year ended September 30, 2019
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$30,149,950	$549,231	$15,397,503	$46,096,684
Cost of revenue	22,324,422	186,504	13,905,846	36,416,772
Gross profit	$7,825,528	$362,727	$1,491,657	$9,679,912
Depreciation and amortization	$985,212	$38,525	$164,436	$1,188,173
Capital expenditures	$331,917	$5,598	$278,873	$616,388

	For the year ended September 30, 2018
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$33,429,330	$713,896	$16,225,787	$50,369,013
Cost of revenue	26,159,584	235,319	15,841,870	42,236,773
Gross profit	$7,269,746	$478,577	$383,917	$8,132,240
Depreciation and amortization	$1,070,824	$38,057	$145,177	$1,254,098
Capital expenditures	$628,604	$486,501	$16,225,787	$1,117,175

	September 30,	September 30,
	2020	2019
Total Assets
Oxytetracycline & Licorice products and TCMD	$34,370,665	$23,251,452
Fertilizer	$2,438,442	$2,149,680
Heparin products and Sausage casing	$11,334,031	$9,867,112
Total	$48,143,138	$35,268,244